Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 956,770	[1]	$ 967,604	[1]	$ 916,559	$ 862,551	$ 822,286
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	503,388		506,536		456,583	414,826	377,090
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	333,125		330,840		299,892	271,795	235,358
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	126,599		132,491		122,160	111,996	112,427
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	24,279		23,916		22,164	18,728	16,934
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,385		19,289		$ 12,367	$ 12,307	$ 12,371
Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	8,036		10,384
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	4,600
Financing Receivable, Recorded Investment, Nonaccrual Status	665
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	503,302		505,859
Financing Receivable, Recorded Investment, Nonaccrual Status	2,640		4,059
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	480,886		476,266
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	22,416		29,593
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	333,039		330,603
Financing Receivable, Recorded Investment, Nonaccrual Status	1,899		3,216
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	316,431		308,166
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	16,608		22,437
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	126,599		132,108
Financing Receivable, Recorded Investment, Nonaccrual Status	628		685
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	122,312		126,793
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	4,287		5,315
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	24,279		23,859
Financing Receivable, Recorded Investment, Nonaccrual Status	37		43
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	23,981		23,408
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	298		451
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,385		19,289
Financing Receivable, Recorded Investment, Nonaccrual Status	76		115
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	18,162		17,899
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	1,223		1,390
PCI Loans Carrying Value [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	12,835		16,731
PCI Loans Carrying Value [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	86		677					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	86		237
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	0		383
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	0		57
PCI Loans Carrying Value [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	$ 0		$ 0

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.